PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 1.4%
64,648  Iridium
Communications, Inc.
$ 1,968,532
0.4
29,381
(1)
Liberty Global Ltd.
- Class A
620,233
0.1
53,341  New York Times Co.
- Class A
2,969,493
0.6
2,237  Nexstar Media Group,
Inc.
369,888
0.1
11,239
(1)
Roku, Inc.
839,104
0.1
30,750
(1)
TripAdvisor, Inc.
445,567
0.1
7,212,817
1.4
Consumer Discretionary : 14.5%
12,306
(1)
Abercrombie & Fitch
Co. - Class A
1,721,609
0.3
38,427
ADT, Inc.
277,827
0.0
29,493
BorgWarner, Inc.
1,070,301
0.2
2,523
(1)
Burlington Stores, Inc.
664,760
0.1
7,031
(1)
CarMax, Inc.
544,059
0.1
10,100  Columbia Sportswear
Co.
840,219
0.2
30,845
(1)
Coupang, Inc.
757,245
0.1
19,377
(1)
Crocs, Inc.
2,805,983
0.5
7,398
(1)
Deckers Outdoor Corp.
1,179,611
0.2
8,804  Dick's Sporting Goods,
Inc.
1,837,395
0.4
1,141
Dillard's, Inc. - Class A
437,790
0.1
7,322
(1)
Duolingo, Inc.
2,064,950
0.4
5,010
(1)
Five Below, Inc.
442,634
0.1
2,491
(1)
Floor & Decor
Holdings, Inc. - Class A
309,307
0.1
67,851
(1)(2)
GameStop Corp.
- Class A
1,555,823
0.3
45,346
Gap, Inc.
999,879
0.2
104,959
Gentex Corp.
3,116,233
0.6
42,280
(1)
Goodyear Tire &
Rubber Co.
374,178
0.1
2,394  Graham Holdings Co.
- Class B
1,967,198
0.4
18,310
(1)
Grand Canyon
Education, Inc.
2,597,274
0.5
40,110
H&R Block, Inc.
2,548,991
0.5
20,694
Harley-Davidson, Inc.
797,340
0.2
33,064
(1)
Hilton Grand
Vacations, Inc.
1,200,884
0.2
16,820  Hyatt Hotels Corp.
- Class A
2,560,004
0.5
35,014
KB Home
3,000,350
0.6
21,191
Lear Corp.
2,312,998
0.4
19,061
(1)
Light & Wonder, Inc.
1,729,405
0.3
4,561
Lithia Motors, Inc.
1,448,756
0.3
84,257
Macy's, Inc.
1,321,992
0.3
138,973
(1)
Mattel, Inc.
2,647,436
0.5
17,470
Nordstrom, Inc.
392,900
0.1
41
(1)
NVR, Inc.
402,284
0.1
21,281
PVH Corp.
2,145,763
0.4
7,560
Ralph Lauren Corp.
1,465,657
0.3
51,417
(1)
Skechers USA, Inc.
- Class A
3,440,826
0.7
29,856
Tapestry, Inc.
1,402,635
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
17,865
Texas Roadhouse, Inc.
$ 3,154,959
0.6
16,206
Toll Brothers, Inc.
2,503,665
0.5
11,537
(1)
TopBuild Corp.
4,693,367
0.9
7,115
Travel + Leisure Co.
327,859
0.1
3,362
(1)
Visteon Corp.
320,197
0.1
138,600
Wendy's Co.
2,428,272
0.5
24,134
Williams-Sonoma, Inc.
3,738,839
0.7
3,197
Wingstop, Inc.
1,330,208
0.3
3,358  Wyndham Hotels &
Resorts, Inc.
262,394
0.0
11,090
Wynn Resorts Ltd.
1,063,309
0.2
74,205,565
14.5
Consumer Staples : 4.6%
58,591
(1)
BellRing Brands, Inc.
3,557,646
0.7
3,059
(1)
BJ's Wholesale Club
Holdings, Inc.
252,306
0.0
2,774
(1)
Boston Beer Co., Inc.
- Class A
802,074
0.2
774  Casey's General
Stores, Inc.
290,800
0.1
20,656
(1)
Celsius Holdings, Inc.
647,772
0.1
2,532  Coca-Cola
Consolidated, Inc.
3,333,125
0.6
16,761
(1)
Darling Ingredients,
Inc.
622,839
0.1
6,128
(1)
e.l.f. Beauty, Inc.
668,136
0.1
25,096
Ingredion, Inc.
3,448,943
0.7
3,000  Lancaster Colony
Corp.
529,710
0.1
5,392  Molson Coors
Beverage Co. - Class
B
310,148
0.1
55,467
(1)
Performance Food
Group Co.
4,346,949
0.8
81,241
(1)
US Foods Holding
Corp.
4,996,321
1.0
23,806,769
4.6
Energy : 4.7%
89,437
(1)
Antero Resources
Corp.
2,562,370
0.5
55,517
Baker Hughes Co.
2,006,940
0.4
33,862
ChampionX Corp.
1,020,939
0.2
46,722
Civitas Resources, Inc.
2,367,404
0.5
55,397
Coterra Energy, Inc.
1,326,758
0.3
6,312
Devon Energy Corp.
246,925
0.1
9,829  Diamondback Energy,
Inc.
1,694,520
0.3
8,357
DT Midstream, Inc.
657,362
0.1
40,583
Halliburton Co.
1,178,936
0.2
22,990
HF Sinclair Corp.
1,024,664
0.2
65,020  Matador Resources
Co.
3,213,288
0.6
7,301
Murphy Oil Corp.
246,336
0.0
21,711
Ovintiv, Inc.
831,748
0.2
26,788  PBF Energy, Inc.
- Class A
829,089
0.2
198,387  Permian Resources
Corp.
2,700,047
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,128  Texas Pacific Land
Corp.
$ 997,987
0.2
14,223  Weatherford
International PLC
1,207,817
0.2
24,113,130
4.7
Financials : 16.7%
1,646  Affiliated Managers
Group, Inc.
292,659
0.1
7,266
Ally Financial, Inc.
258,597
0.0
27,591  American Financial
Group, Inc.
3,713,749
0.7
3,916  Ameriprise Financial,
Inc.
1,839,776
0.4
9,502  Ares Management
Corp. - Class A
1,480,792
0.3
16,040  Axis Capital Holdings
Ltd.
1,276,944
0.2
7,638
(1)
Block, Inc.
512,739
0.1
59,508
Cadence Bank
1,895,330
0.4
6,324  Cboe Global Markets,
Inc.
1,295,598
0.3
11,970  Citizens Financial
Group, Inc.
491,608
0.1
75,495  CNO Financial Group,
Inc.
2,649,875
0.5
41,677  Commerce
Bancshares, Inc.
2,475,614
0.5
29,379  East West Bancorp,
Inc.
2,430,818
0.5
109,509  Equitable Holdings,
Inc.
4,602,663
0.9
51,581
Essent Group Ltd.
3,316,143
0.6
12,597  Evercore, Inc. - Class
A
3,191,324
0.6
5,675  Fidelity National
Financial, Inc.
352,191
0.1
45,308  First American
Financial Corp.
2,990,781
0.6
168,364
First Horizon Corp.
2,614,693
0.5
3,186
Globe Life, Inc.
337,429
0.1
51,761  Hancock Whitney
Corp.
2,648,610
0.5
6,110  Hanover Insurance
Group, Inc.
904,952
0.2
13,595  Hartford Financial
Services Group, Inc.
1,598,908
0.3
2,441  Interactive Brokers
Group, Inc. - Class A
340,178
0.1
39,536  International
Bancshares Corp.
2,363,857
0.5
26,013  Janus Henderson
Group PLC
990,315
0.2
65,427  Jefferies Financial
Group, Inc.
4,027,032
0.8
20,039
Loews Corp.
1,584,083
0.3
141,499  MGIC Investment
Corp.
3,622,374
0.7
1,211
MSCI, Inc.
705,928
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
10,956  Old Republic
International Corp.
$ 388,062
0.1
25,221  OneMain Holdings,
Inc.
1,187,152
0.2
37,927  Prosperity Bancshares,
Inc.
2,733,399
0.5
18,085  Reinsurance Group of
America, Inc.
3,940,179
0.8
952  RenaissanceRe
Holdings Ltd.
259,325
0.0
124,035
Rithm Capital Corp.
1,407,797
0.3
23,928
(1)
Robinhood Markets,
Inc. - Class A
560,394
0.1
88,259
SLM Corp.
2,018,483
0.4
135,042  Starwood Property
Trust, Inc.
2,752,156
0.5
38,017
Synchrony Financial
1,896,288
0.4
14,304
(1)
Toast, Inc. - Class A
404,946
0.1
9,136  Tradeweb Markets,
Inc. - Class A
1,129,849
0.2
25,303
UMB Financial Corp.
2,659,598
0.5
68,657
Unum Group
4,080,972
0.8
1,325
(1)
WEX, Inc.
277,892
0.1
6,059  Wintrust Financial
Corp.
657,583
0.1
48,781
Zions Bancorp NA
2,303,439
0.4
85,463,074
16.7
Health Care : 9.8%
21,924
(1)
10X Genomics, Inc.
- Class A
495,044
0.1
8,520  Agilent Technologies,
Inc.
1,265,050
0.3
1,508  AmerisourceBergen
Corp.
339,421
0.1
12,150
(1)
Arrowhead
Pharmaceuticals, Inc.
235,345
0.0
33,317
(1)
Avantor, Inc.
861,911
0.2
17,230
(1)
BioMarin
Pharmaceutical, Inc.
1,211,097
0.2
25,155
Bruker Corp.
1,737,204
0.3
20,845
(1)
Centene Corp.
1,569,212
0.3
49,329
(1)
Doximity, Inc. - Class A
2,149,265
0.4
23,086
(1)
Elanco Animal Health,
Inc.
339,133
0.1
122,251
(1)
Exelixis, Inc.
3,172,413
0.6
13,391
(1)
Haemonetics Corp.
1,076,369
0.2
34,641
(1)
Halozyme
Therapeutics, Inc.
1,982,851
0.4
13,449
(1)
HealthEquity, Inc.
1,100,801
0.2
27,718
(1)
Illumina, Inc.
3,614,704
0.7
17,798
(1)
Incyte Corp.
1,176,448
0.2
3,093
(1)
Inspire Medical
Systems, Inc.
652,778
0.1
2,602
(1)
Insulet Corp.
605,615
0.1
19,607
(1)
Jazz Pharmaceuticals
PLC
2,184,416
0.4
22,100
(1)
Lantheus Holdings,
Inc.
2,425,475
0.5
31,960
(1)
LivaNova PLC
1,679,178
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,076
(1)
Medpace Holdings,
Inc.
$ 1,694,369
0.3
4,476
(1)
Molina Healthcare, Inc.
1,542,251
0.3
5,940
(1)
Natera, Inc.
754,083
0.2
30,096
(1)
Neurocrine
Biosciences, Inc.
3,467,661
0.7
65,378
(1)
Option Care Health,
Inc.
2,046,331
0.4
7,192
(1)
Penumbra, Inc.
1,397,477
0.3
17,028
(1)
Sarepta Therapeutics,
Inc.
2,126,627
0.4
19,417
(1)
Tenet Healthcare Corp.
3,227,105
0.6
10,818
(1)
United Therapeutics
Corp.
3,876,630
0.8
1,432
(1)
Veeva Systems, Inc.
- Class A
300,534
0.1
50,306,798
9.8
Industrials : 22.2%
13,659
Acuity Brands, Inc.
3,761,552
0.7
21,090  Advanced Drainage
Systems, Inc.
3,314,504
0.6
49,008
AECOM
5,061,056
1.0
2,661
AGCO Corp.
260,405
0.1
9,752
(1)
Alaska Air Group, Inc.
440,888
0.1
3,977  Allison Transmission
Holdings, Inc.
382,070
0.1
167,112
(1)(2)
American Airlines
Group, Inc.
1,878,339
0.4
5,828
AMETEK, Inc.
1,000,726
0.2
16,111  Avis Budget Group,
Inc.
1,411,162
0.3
2,485
(1)
CACI International, Inc.
- Class A
1,253,832
0.2
11,346
Carlisle Cos., Inc.
5,102,864
1.0
122,842
(1)
Clarivate PLC
872,178
0.2
14,282
(1)
Clean Harbors, Inc.
3,452,102
0.7
6,553  Comfort Systems USA,
Inc.
2,557,964
0.5
75,022
(1)
Core & Main, Inc.
- Class A
3,330,977
0.6
3,104
Curtiss-Wright Corp.
1,020,254
0.2
31,252
Delta Air Lines, Inc.
1,587,289
0.3
50,365
Donaldson Co., Inc.
3,711,901
0.7
6,378
EMCOR Group, Inc.
2,745,920
0.5
5,498
Equifax, Inc.
1,615,642
0.3
9,477
Esab Corp.
1,007,500
0.2
19,729
Flowserve Corp.
1,019,792
0.2
22,133
Fortive Corp.
1,746,958
0.3
10,184  Fortune Brands
Innovations, Inc.
911,774
0.2
85,903
Genpact Ltd.
3,368,257
0.7
48,213
Graco, Inc.
4,219,120
0.8
29,256
(1)
GXO Logistics, Inc.
1,523,360
0.3
2,682
Ingersoll Rand, Inc.
263,265
0.1
10,745
ITT, Inc.
1,606,485
0.3
7,730
(1)
Kirby Corp.
946,384
0.2
3,613
Leidos Holdings, Inc.
588,919
0.1
1,782  Lennox International,
Inc.
1,076,845
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,089  Lincoln Electric
Holdings, Inc.
$ 977,190
0.2
52,951
(1)
Lyft, Inc. - Class A
675,125
0.1
10,473
ManpowerGroup, Inc.
769,975
0.1
17,886
(1)
MasTec, Inc.
2,201,767
0.4
14,319
(1)
Middleby Corp.
1,992,202
0.4
9,805
MSA Safety, Inc.
1,738,819
0.3
3,000  MSC Industrial Direct
Co., Inc. - Class A
258,180
0.0
50,591
nVent Electric PLC
3,554,524
0.7
1,721  Old Dominion Freight
Line, Inc.
341,859
0.1
29,156
Owens Corning
5,146,617
1.0
16,451
Pentair PLC
1,608,743
0.3
6,265
RB Global, Inc.
504,270
0.1
19,270
Regal Rexnord Corp.
3,196,508
0.6
1,606  Rockwell Automation,
Inc.
431,147
0.1
21,379
Rollins, Inc.
1,081,350
0.2
19,433
Ryder System, Inc.
2,833,331
0.6
6,640
(1)
Saia, Inc.
2,903,406
0.6
35,226  Sensata Technologies
Holding PLC
1,263,204
0.2
29,058  SS&C Technologies
Holdings, Inc.
2,156,394
0.4
5,842  Stanley Black &
Decker, Inc.
643,379
0.1
15,543
Terex Corp.
822,380
0.2
21,643
Timken Co.
1,824,288
0.4
5,112
TransUnion
535,226
0.1
3,834
(1)
U-Haul Holding Co.
297,058
0.1
577
United Rentals, Inc.
467,214
0.1
10,470  Vertiv Holdings Co.
- Class A
1,041,660
0.2
6,957
Watsco, Inc.
3,422,009
0.7
14,442  Watts Water
Technologies, Inc.
- Class A
2,992,238
0.6
17,721  WESCO International,
Inc.
2,976,774
0.6
5,215  Westinghouse Air
Brake Technologies
Corp.
947,931
0.2
7,278
(1)
WillScot Mobile Mini
Holdings Corp.
273,653
0.1
6,547
(1)
XPO, Inc.
703,868
0.1
113,622,573
22.2
Information Technology : 9.0%
7,267
(1)
Arrow Electronics, Inc.
965,276
0.2
28,937
Avnet, Inc.
1,571,568
0.3
1,302  Broadridge Financial
Solutions, Inc.
279,969
0.1
16,010
(1)
Cirrus Logic, Inc.
1,988,602
0.4
10,691
(1)
Coherent Corp.
950,537
0.2
10,466
(1)
CommVault Systems,
Inc.
1,610,194
0.3
11,241
Concentrix Corp.
576,101
0.1
105,089
(1)
Dropbox, Inc. - Class A
2,672,413
0.5
76,777
(1)
Dynatrace, Inc.
4,105,266
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,459
(1)
Euronet Worldwide,
Inc.
$ 244,007
0.0
7,422
(1)
F5, Inc.
1,634,324
0.3
5,402
(1)
Fannie Mae
1,277,249
0.2
13,644
(1)
Gitlab, Inc. - Class A
703,212
0.1
69,196  Hewlett Packard
Enterprise Co.
1,415,750
0.3
2,679
Jabil, Inc.
321,025
0.1
5,514  Jack Henry &
Associates, Inc.
973,442
0.2
6,712
(1)
Keysight Technologies,
Inc.
1,066,738
0.2
11,026
(1)
Lattice Semiconductor
Corp.
585,150
0.1
2,189
(1)
Manhattan Associates,
Inc.
615,941
0.1
19,216
MKS Instruments, Inc.
2,088,971
0.4
1,896  Monolithic Power
Systems, Inc.
1,752,852
0.3
11,816
NetApp, Inc.
1,459,394
0.3
7,206
(1)
Onto Innovation, Inc.
1,495,677
0.3
12,379
(1)
Paylocity Holding
Corp.
2,042,164
0.4
87,341
(1)
Pure Storage, Inc.
- Class A
4,388,012
0.9
42,451
(1)
Rambus, Inc.
1,792,281
0.4
31,603
(1)
SentinelOne, Inc.
- Class A
755,944
0.1
3,442
(1)
Silicon Laboratories,
Inc.
397,792
0.1
8,294  Skyworks Solutions,
Inc.
819,198
0.2
7,146
(1)
Synaptics, Inc.
554,387
0.1
12,450
TD SYNNEX Corp.
1,494,996
0.3
40,774
(1)
Teradata Corp.
1,237,083
0.2
5,969
Teradyne, Inc.
799,428
0.2
4,771  Universal Display
Corp.
1,001,433
0.2
5,718
(1)
Zoom Video
Communications, Inc.
- Class A
398,773
0.1
46,035,149
9.0
Materials : 6.2%
32,799
Alcoa Corp.
1,265,386
0.3
18,426
Ashland, Inc.
1,602,509
0.3
68,862
(1)
Axalta Coating
Systems Ltd.
2,492,116
0.5
52,030  Berry Global Group,
Inc.
3,536,999
0.7
22,639
Cabot Corp.
2,530,361
0.5
68,076
(1)
Cleveland-Cliffs, Inc.
869,331
0.2
40,641  Commercial Metals
Co.
2,233,629
0.4
1,294
Eagle Materials, Inc.
372,219
0.1
52,168
Element Solutions, Inc.
1,416,883
0.3
4,507
(1)
Knife River Corp.
402,881
0.1
29,504
Louisiana-Pacific Corp.
3,170,500
0.6
4,219  Reliance Steel &
Aluminum Co.
1,220,177
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
18,731
Royal Gold, Inc.
$ 2,627,959
0.5
39,469
RPM International, Inc.
4,775,749
0.9
23,158
Smurfit WestRock PLC
1,144,468
0.2
31,221
Sonoco Products Co.
1,705,603
0.3
6,431  United States Steel
Corp.
227,207
0.1
31,593,977
6.2
Real Estate : 7.1%
99,326  American Homes 4
Rent - Class A
3,813,125
0.7
133,978  Brixmor Property
Group, Inc.
3,732,627
0.7
96,562  COPT Defense
Properties
2,928,726
0.6
9,161  EastGroup Properties,
Inc.
1,711,458
0.3
3,492  Equity LifeStyle
Properties, Inc.
249,119
0.0
24,437
Equity Residential
1,819,579
0.4
39,566  First Industrial Realty
Trust, Inc.
2,214,905
0.4
5,086  Gaming and Leisure
Properties, Inc.
261,675
0.1
30,947
Invitation Homes, Inc.
1,091,191
0.2
3,018
Iron Mountain, Inc.
358,629
0.1
16,171
(1)
Jones Lang LaSalle,
Inc.
4,363,098
0.9
66,576
Kilroy Realty Corp.
2,576,491
0.5
30,405  Lamar Advertising Co.
- Class A
4,062,108
0.8
140,421  Park Hotels & Resorts,
Inc.
1,979,936
0.4
23,610  Regency Centers
Corp.
1,705,350
0.3
120,173  Sabra Health Care
REIT, Inc.
2,236,420
0.4
21,048
STAG Industrial, Inc.
822,766
0.2
4,231
WP Carey, Inc.
263,591
0.1
36,190,794
7.1
Utilities : 3.0%
37,940
Black Hills Corp.
2,318,893
0.4
11,003
Edison International
958,251
0.2
50,296
National Fuel Gas Co.
3,048,441
0.6
30,539  New Jersey Resources
Corp.
1,441,441
0.3
41,422
NorthWestern Corp.
2,370,167
0.5
28,767
OGE Energy Corp.
1,180,022
0.2
34,608
ONE Gas, Inc.
2,575,527
0.5
22,195
PG&E Corp.
438,795
0.1
50,525
UGI Corp.
1,264,136
0.2
15,595,673
3.0
Total Common Stock
(Cost $421,576,527)
508,146,319
99.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Repurchase Agreements : 0.1%
729,596
(3)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $729,694,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $744,188, due
10/01/24-09/09/49)
$ 729,596
0.1
Total Repurchase
Agreements
(Cost $729,596)
729,596
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.8%
3,891,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $3,891,000) $ 3,891,000 0.8
Total Short-Term
Investments
(Cost $4,620,596)
4,620,596
0.9
Total Investments in
Securities
(Cost $426,197,123) $ 512,766,915 100.1
Liabilities in Excess
of Other Assets (657,154) (0.1)
Net Assets $ 512,109,761 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 508,146,319 $ — $ — $ 508,146,319
Short-Term Investments 3,891,000 729,596 — 4,620,596
Total Investments, at fair value $ 512,037,319 $ 729,596 $ — $ 512,766,915
Other Financial Instruments+
Futures 67,206 — — 67,206
Total Assets $ 512,104,525 $ 729,596 $ — $ 512,834,121
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 10 12/20/24 $ 3,148,600 $ 67,206
$ 3,148,600 $ 67,206
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 102,943,440
Gross Unrealized Depreciation (16,373,647)
Net Unrealized Appreciation $ 86,569,793